SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Concentration Risk [Line Items]
Allowance for doubtful accounts	$ 0		$ 0		$ 0
Customer Concentration Risk | Accounts Receivable | Customer 1 | Related Party
Concentration Risk [Line Items]
Concentration risk percentage			12.00%		75.00%
Customer Concentration Risk | Accounts Receivable | Customer 2 | Related Party
Concentration Risk [Line Items]
Concentration risk percentage			13.00%		16.00%
Customer Concentration Risk | Revenue Benchmark | Customer 1 | Related Party | Portfolio servicing
Concentration Risk [Line Items]
Concentration risk percentage	20.00%		25.00%
Customer Concentration Risk | Revenue Benchmark | Customer 1 | Nonrelated Party
Concentration Risk [Line Items]
Concentration risk percentage		26.00%		71.00%
Customer Concentration Risk | Revenue Benchmark | Customer 1 | Nonrelated Party | Active management
Concentration Risk [Line Items]
Concentration risk percentage	27.00%		29.00%
Customer Concentration Risk | Revenue Benchmark | Customer 2 | Related Party | Portfolio servicing
Concentration Risk [Line Items]
Concentration risk percentage	20.00%		27.00%
Customer Concentration Risk | Investment Method Revenue Benchmark | Customer 1 | Nonrelated Party
Concentration Risk [Line Items]
Concentration risk percentage			16.00%